Material Accounting Policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary operating companies | Gallop Oncology, Inc. (Indirectly Held through PureTech LYT) | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%
Subsidiary operating companies | Gallop Oncology, Inc. (Indirectly Held through PureTech LYT) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%
Subsidiary operating companies | Entrega, Inc. (indirectly held through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | Entrega, Inc. (indirectly held through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	77.30%	77.30%	77.30%
Subsidiary operating companies | PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.) | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech LYT 100, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech LYT 100, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Management, Inc. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Management, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech Health LLC | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Health LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Sonde Health, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Sonde Health, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	40.20%	40.20%	40.20%
Deconsolidated former subsidiary operating companies | Akili Interactive Labs, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	14.60%
Deconsolidated former subsidiary operating companies | Akili Interactive Labs, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Gelesis, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Gelesis, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Seaport Therapeutics, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.80%	0.80%
Deconsolidated former subsidiary operating companies | Seaport Therapeutics, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	42.10%	42.10%
Deconsolidated former subsidiary operating companies | SPTX, Inc. (held Indirectly through Seaport) | Common
Accounting Policies
Voting percentage through the holdings	0.80%	0.80%
Deconsolidated former subsidiary operating companies | SPTX, Inc. (held Indirectly through Seaport) | Preferred
Accounting Policies
Voting percentage through the holdings	42.10%	42.10%
Deconsolidated former subsidiary operating companies | Karuna Therapeutics, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	2.30%
Deconsolidated former subsidiary operating companies | Karuna Therapeutics, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.20%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	4.80%	46.90%	47.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences Securities Corp. (indirectly held through Vedanta) | Common
Accounting Policies
Voting percentage through the holdings	0.20%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences Securities Corp. (indirectly held through Vedanta) | Preferred
Accounting Policies
Voting percentage through the holdings	4.80%	46.90%	47.00%
Deconsolidated former subsidiary operating companies | Vor Biopharma Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	2.10%	3.90%
Deconsolidated former subsidiary operating companies | Vor Biopharma Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Non-trading holding companies | Endra Holdings, LLC (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Non-trading holding companies | Endra Holdings, LLC (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Non-trading holding companies | Ensof Holdings, LLC (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	86.00%
Non-trading holding companies | Ensof Holdings, LLC (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Non-trading holding companies | PureTech Securities Corp. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Non-trading holding companies | PureTech Securities Corp. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Non-trading holding companies | PureTech Securities II Corp. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Non-trading holding companies | PureTech Securities II Corp. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Alivio Therapeutics, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Alivio Therapeutics, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Inactive subsidiaries | Appeering Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Appeering Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	100.00%
Inactive subsidiaries | Commense Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Commense Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	99.10%
Inactive subsidiaries | Enlight Biosciences, LLC | Common
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Inactive subsidiaries | Enlight Biosciences, LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Ensof Biosystems, Inc. (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	57.70%
Inactive subsidiaries | Ensof Biosystems, Inc. (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	28.30%
Inactive subsidiaries | Follica, Incorporated | Common
Accounting Policies
Voting percentage through the holdings	28.70%	28.70%	28.70%
Inactive subsidiaries | Follica, Incorporated | Preferred
Accounting Policies
Voting percentage through the holdings	56.70%	56.70%	56.70%
Inactive subsidiaries | Knode Inc. (indirectly held through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Knode Inc. (indirectly held through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	86.00%
Inactive subsidiaries | Libra Biosciences, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Libra Biosciences, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	100.00%
Inactive subsidiaries | Mandara Sciences, LLC | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	98.30%
Inactive subsidiaries | Mandara Sciences, LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Tal Medical, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Tal Medical, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	100.00%